                     LIFESTAGES(R) SELECT VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                       SUPPLEMENT DATED JANUARY 25, 2006

                      TO THE PROSPECTUS DATED MAY 1, 2005

     This supplement amends the May 1, 2005 prospectus for the LifeStages(R) Select Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.

     Keeping these purposes in mind, please note the following:

I.  ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

     On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

     Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II.  TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

  -----------------------------------------------------------------------------------------------------------------------
                                                                                                    TOTAL
                                                                                                     FUND
                                                                                                    ANNUAL
                                                                                    UNDERLYING     EXPENSES
                                                                                     PORTFOLIO     (BEFORE
                                                  ADMINI-                              FEES        EXPENSE      EXPENSE
                                       ADVISORY   STRATION   12b-1       OTHER          AND       REIMBURSE-   REIMBURSE-
                 FUND                   FEE(a)      FEE      FEE(b)   EXPENSES(c)   EXPENSES(d)     MENTS)      MENTS(c)
  -----------------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative
  Allocation--Service Class              0.00%      0.00%     0.25%      0.41%         0.80%         1.46%        0.16%
  -----------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate Allocation--
  Service Class                          0.00%      0.00%     0.25%      0.30%         0.79%         1.34%        0.05%
  -----------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate Growth
  Allocation--Service Class              0.00%      0.00%     0.25%      0.33%         0.76%         1.34%        0.08%
  -----------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth Allocation--
  Service Class                          0.00%      0.00%     0.25%      0.66%         0.78%         1.69%        0.41%
  -----------------------------------------------------------------------------------------------------------------------

  -----------------------------------  ---------------

                                          NET TOTAL
                                            FUND
                                           ANNUAL
                                          EXPENSES
                                        AFTER EXPENSE
                 FUND                  REIMBURSEMENTS
  -----------------------------------  ---------------
  MainStay VP Conservative
  Allocation--Service Class                 1.30%
  --------------------------------------------------------------------
  MainStay VP Moderate Allocation--
  Service Class                             1.29%
  ------------------------------------------------------------------------------------
  MainStay VP Moderate Growth
  Allocation--Service Class                 1.26%
  ----------------------------------------------------------------------------------------------------
  MainStay VP Growth Allocation--
  Service Class                             1.28%
  --------------------------------------------------------------------------------------------------------------------

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III.  EXAMPLES TABLE

Add the following to the table of expenses FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                            ANNUITIZE YOUR POLICY                          SURRENDERED YOUR POLICY
                                ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION               1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------             ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,043.68   $  947.79   $1,610.05   $3,378.97   $1,043.68   $1,614.39   $1,610.05   $3,378.97
with EBB Rider................  $1,072.09   $1,038.21   $1,758.22   $3,661.10   $1,072.09   $1,698.82   $1,758.22   $3,661.10

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,067.44   $1,023.44   $1,734.07   $3,615.45   $1,067.44   $1,685.02   $1,734.07   $3,615.45
with EBB Rider................  $1,095.77   $1,113.16   $1,880.32   $3,889.91   $1,095.77   $1,768.80   $1,880.32   $3,889.91

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,042.74   $  944.76   $1,605.07   $3,369.40   $1,042.74   $1,611.56   $1,605.07   $3,369.40
with EBB Rider................  $1,071.15   $1,035.21   $1,753.31   $3,651.82   $1,071.15   $1,696.01   $1,753.31   $3,651.82

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,066.48   $1,020.41   $1,729.13   $3,606.10   $1,066.48   $1,682.20   $1,729.13   $3,606.10
with EBB Rider................  $1,094.82   $1,110.16   $1,875.45   $3,880.86   $1,094.82   $1,766.00   $1,875.45   $3,880.86

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $310.00   $  947.79   $1,610.05   $3,378.97
with EBB Rider................  $340.61   $1,038.21   $1,758.22   $3,661.10
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $335.60   $1,023.44   $1,734.07   $3,615.45
with EBB Rider................  $366.13   $1,113.16   $1,880.32   $3,889.91
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $308.98   $  944.76   $1,605.07   $3,369.40
with EBB Rider................  $339.60   $1,035.21   $1,753.31   $3,651.82
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $334.57   $1,020.41   $1,729.13   $3,606.10
with EBB Rider................  $365.11   $1,110.16   $1,875.45   $3,880.86

Add the following to the table of expenses FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                            ANNUITIZE YOUR POLICY                          SURRENDERED YOUR POLICY
                                ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION               1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------             ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,043.68   $  947.79   $1,610.05   $3,378.97   $1,043.68   $1,614.39   $1,610.05   $3,378.97
with EBB Rider................  $1,072.09   $1,038.21   $1,758.22   $3,661.10   $1,072.09   $1,698.82   $1,758.22   $3,661.10

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,067.44   $1,023.44   $1,734.07   $3,615.45   $1,067.44   $1,685.02   $1,734.07   $3,615.45
with EBB Rider................  $1,095.77   $1,113.16   $1,880.32   $3,889.91   $1,095.77   $1,768.80   $1,880.32   $3,889.91

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,042.74   $  944.76   $1,605.07   $3,369.40   $1,042.74   $1,611.56   $1,605.07   $3,369.40
with EBB Rider................  $1,071.15   $1,035.21   $1,753.31   $3,651.82   $1,071.15   $1,696.01   $1,753.31   $3,651.82

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,066.48   $1,020.41   $1,729.13   $3,606.10   $1,066.48   $1,682.20   $1,729.13   $3,606.10
with EBB Rider................  $1,094.82   $1,110.16   $1,875.45   $3,880.86   $1,094.82   $1,766.00   $1,875.45   $3,880.86

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $310.00   $  947.79   $1,610.05   $3,378.97
with EBB Rider................  $340.61   $1,038.21   $1,758.22   $3,661.10
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $335.60   $1,023.44   $1,734.07   $3,615.45
with EBB Rider................  $366.13   $1,113.16   $1,880.32   $3,889.91
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $308.98   $  944.76   $1,605.07   $3,369.40
with EBB Rider................  $339.60   $1,035.21   $1,753.31   $3,651.82
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $334.57   $1,020.41   $1,729.13   $3,606.10
with EBB Rider................  $365.11   $1,110.16   $1,875.45   $3,880.86

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
FUND                                INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Conservative Allocation;
                                    Management LLC                      MainStay VP Moderate Allocation;
                                                                        MainStay VP Moderate Growth Allocation;
                                                                        MainStay VP Growth Allocation

----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        MAINSTAY SELECT VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                       SUPPLEMENT DATED JANUARY 25, 2006

                      TO THE PROSPECTUS DATED MAY 1, 2005

     This supplement amends the May 1, 2005 prospectus for the MainStay Select Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.

     Keeping these purposes in mind, please note the following:

I.  ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

     On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

     Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II.  TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

  --------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL
                                                                                                  FUND
                                                                                                 ANNUAL
                                                                                 UNDERLYING     EXPENSES
                                                                                  PORTFOLIO     (BEFORE
                                               ADMINI-                              FEES        EXPENSE      EXPENSE
                                    ADVISORY   STRATION   12b-1       OTHER          AND       REIMBURSE-   REIMBURSE-
                FUND                 FEE(a)      FEE      FEE(b)   EXPENSES(c)   EXPENSES(d)     MENTS)      MENTS(c)
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Conservative
  Allocation--Service Class           0.00%      0.00%     0.25%      0.41%         0.80%         1.46%        0.16%
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate
  Allocation--Service Class           0.00%      0.00%     0.25%      0.30%         0.79%         1.34%        0.05%
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Moderate Growth
  Allocation--Service Class           0.00%      0.00%     0.25%      0.33%         0.76%         1.34%        0.08%
  --------------------------------------------------------------------------------------------------------------------
  MainStay VP Growth Allocation--
  Service Class                       0.00%      0.00%     0.25%      0.66%         0.78%         1.69%        0.41%
  --------------------------------------------------------------------------------------------------------------------

  --------------------------------  ---------------

                                       NET TOTAL
                                         FUND
                                        ANNUAL
                                       EXPENSES
                                     AFTER EXPENSE
                FUND                REIMBURSEMENTS
  --------------------------------  ---------------
  MainStay VP Conservative
  Allocation--Service Class              1.30%
  -----------------------------------------------------------------
  MainStay VP Moderate
  Allocation--Service Class              1.29%
  ---------------------------------------------------------------------------------
  MainStay VP Moderate Growth
  Allocation--Service Class              1.26%
  -------------------------------------------------------------------------------------------------
  MainStay VP Growth Allocation--
  Service Class                          1.28%
  -----------------------------------------------------------------------------------------------------------------

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III.  EXAMPLES TABLE

Add the following to the table of expenses FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003:

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                            ANNUITIZE YOUR POLICY                          SURRENDERED YOUR POLICY
                                ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION               1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------             ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,043.68   $  947.79   $1,610.05   $3,378.97   $1,043.68   $1,614.39   $1,610.05   $3,378.97
with EBB Rider................  $1,072.09   $1,038.21   $1,758.22   $3,661.10   $1,072.09   $1,698.82   $1,758.22   $3,661.10

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,067.44   $1,023.44   $1,734.07   $3,615.45   $1,067.44   $1,685.02   $1,734.07   $3,615.45
with EBB Rider................  $1,095.77   $1,113.16   $1,880.32   $3,889.91   $1,095.77   $1,768.80   $1,880.32   $3,889.91

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,042.74   $  944.76   $1,605.07   $3,369.40   $1,042.74   $1,611.56   $1,605.07   $3,369.40
with EBB Rider................  $1,071.15   $1,035.21   $1,753.31   $3,651.82   $1,071.15   $1,696.01   $1,753.31   $3,651.82

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,066.48   $1,020.41   $1,729.13   $3,606.10   $1,066.48   $1,682.20   $1,729.13   $3,606.10
with EBB Rider................  $1,094.82   $1,110.16   $1,875.45   $3,880.86   $1,094.82   $1,766.00   $1,875.45   $3,880.86

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $310.00   $  947.79   $1,610.05   $3,378.97
with EBB Rider................  $340.61   $1,038.21   $1,758.22   $3,661.10
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $335.60   $1,023.44   $1,734.07   $3,615.45
with EBB Rider................  $366.13   $1,113.16   $1,880.32   $3,889.91
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $308.98   $  944.76   $1,605.07   $3,369.40
with EBB Rider................  $339.60   $1,035.21   $1,753.31   $3,651.82
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $334.57   $1,020.41   $1,729.13   $3,606.10
with EBB Rider................  $365.11   $1,110.16   $1,875.45   $3,880.86

Add the following to the table of expenses FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003:

                                               EXPENSES IF YOU                                 EXPENSES IF YOU
                                            ANNUITIZE YOUR POLICY                          SURRENDERED YOUR POLICY
                                ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION               1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------             ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,043.68   $  947.79   $1,610.05   $3,378.97   $1,043.68   $1,614.39   $1,610.05   $3,378.97
with EBB Rider................  $1,072.09   $1,038.21   $1,758.22   $3,661.10   $1,072.09   $1,698.82   $1,758.22   $3,661.10

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,067.44   $1,023.44   $1,734.07   $3,615.45   $1,067.44   $1,685.02   $1,734.07   $3,615.45
with EBB Rider................  $1,095.77   $1,113.16   $1,880.32   $3,889.91   $1,095.77   $1,768.80   $1,880.32   $3,889.91

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,042.74   $  944.76   $1,605.07   $3,369.40   $1,042.74   $1,611.56   $1,605.07   $3,369.40
with EBB Rider................  $1,071.15   $1,035.21   $1,753.31   $3,651.82   $1,071.15   $1,696.01   $1,753.31   $3,651.82

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $1,066.48   $1,020.41   $1,729.13   $3,606.10   $1,066.48   $1,682.20   $1,729.13   $3,606.10
with EBB Rider................  $1,094.82   $1,110.16   $1,875.45   $3,880.86   $1,094.82   $1,766.00   $1,875.45   $3,880.86

                                          EXPENSES IF YOU DO NOT
                                           SURRENDER YOUR POLICY
                                -------------------------------------------
INVESTMENT DIVISION              1 YR       3 YR        5 YR        10 YR
-------------------             -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $310.00   $  947.79   $1,610.05   $3,378.97
with EBB Rider................  $340.61   $1,038.21   $1,758.22   $3,661.10
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $335.60   $1,023.44   $1,734.07   $3,615.45
with EBB Rider................  $366.13   $1,113.16   $1,880.32   $3,889.91
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $308.98   $  944.76   $1,605.07   $3,369.40
with EBB Rider................  $339.60   $1,035.21   $1,753.31   $3,651.82
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without EBB Rider.............  $334.57   $1,020.41   $1,729.13   $3,606.10
with EBB Rider................  $365.11   $1,110.16   $1,875.45   $3,880.86

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:
--------------------------------------------------------------------------------


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FUND                                INVESTMENT ADVISOR                  ELIGIBLE PORTFOLIOS
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
MainStay VP Series Fund, Inc.       New York Life Investment            MainStay VP Conservative Allocation;
                                    Management LLC                      MainStay VP Moderate Allocation;
                                                                        MainStay VP Moderate Growth Allocation;
                                                                        MainStay VP Growth Allocation

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

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                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

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